American Funds Insurance Series® Prospectus Supplement June 20, 2025 (for the most recent Class 1, Class 1A, Class 2 and Class 4 shares summary and statutory prospectuses, as supplemented to date)

1.	The information under the heading titled “Investing in future delivery contracts” in the “Principal risks” section of the American Funds Mortgage Fund summary and statutory section of the prospectus is amended to read as follows:

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund purchases these contracts, this can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain the securities until settlement date.  When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

2.	The following paragraph will be added after the heading titled “Investing in derivatives” in the “Principal risks” section of the American Funds Mortgage Fund summary and statutory section of the prospectus:

Leverage risk — Certain transactions of the fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of the fund’s portfolio may be magnified, and the fund may be exposed to a heighted risk of loss and increased costs.

3.	The information under the heading titled “Investing in future delivery contracts” in the “Investment objective, strategies and risks” section of the American Funds Mortgage Fund statutory prospectus is amended to read as follows:

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund purchases these contracts, this can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain the securities until settlement date.  When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

4.	The following paragraph will be added after the heading titled “Investing in derivatives” in the “Investment objective, strategies and risks” section of the American Funds Mortgage Fund statutory prospectus:

Leverage risk — Certain transactions of the fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. Leverage can magnify increases and decreases in the value of the fund’s portfolio and cause the fund to be more volatile than if the fund had not been leveraged. As a result, the fund may be exposed to a heighted risk of loss and increased costs. Leverage may also cause the fund to sell or liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet the fund’s applicable regulatory requirements regarding the usage of leverage.

Keep this supplement with your prospectus.

Lit. No. INA8BS-144-0625O CGD/8024-S109159

American Funds Insurance Series®

Statement of Additional

Information Supplement

June 20, 2025

(for the most recent Class 1, Class 1A, Class 2 and Class 4 shares statement of additional information, as supplemented to date)

1.	The paragraphs under the heading “Forward commitment, when issued and delayed delivery transactions” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended to read as follows:

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and a fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to a fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. These transactions could lead to the fund being in a leveraged position (because it may have an amount greater than its net assets subject to market risk) and may have to sell securities at inopportune times or prices. As a result, increases and decreases in the value of the fund’s portfolio may be magnified. Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When a fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent a fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, a fund would not participate in future gains or losses with respect to the security if a fund holds such security. If the other party to a transaction fails to pay for the securities, a fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, a fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

2.	The following is added after the heading “Derivatives” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information:

Leverage risk — Certain transactions of the fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. Leverage can magnify increases and decreases in the value of the fund’s portfolio and cause the fund to be more volatile than if the fund had not been leveraged. As a result, the fund may be exposed to a heighted risk of loss and increased costs. Leverage may also cause the fund to sell or liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet the fund’s applicable regulatory requirements regarding the usage of leverage.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-145-0625O CGD/8024-S109160